Income Taxes - Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Income taxes [Abstract]
Deferred tax assets	$ 0	$ 0
Deferred tax liability	(2,862)	0
Deferred tax liability (asset)	$ (2,862)	$ 0